Shareholder Report, Holdings (Details)	Dec. 31, 2024
Diamond Hill Small Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Diamond Hill Small Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Diamond Hill Small Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Diamond Hill Small Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Diamond Hill Small Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diamond Hill Small Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Small Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Small Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Small Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Small Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Small Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Diamond Hill Small Cap Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Small Cap Fund | Investor Class | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Small Cap Fund | Investor Class | First Advantage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small Cap Fund | Investor Class | Allegiant Travel Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small Cap Fund | Investor Class | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Small Cap Fund | Investor Class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Investor Class | Live Oak Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Small Cap Fund | Investor Class | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small Cap Fund | Investor Class | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small Cap Fund | Investor Class | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Small Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Diamond Hill Small Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Diamond Hill Small Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Diamond Hill Small Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Diamond Hill Small Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diamond Hill Small Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Small Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Small Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Small Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Small Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Small Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Diamond Hill Small Cap Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Small Cap Fund | Class I | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Small Cap Fund | Class I | First Advantage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small Cap Fund | Class I | Allegiant Travel Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small Cap Fund | Class I | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Small Cap Fund | Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Class I | Live Oak Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Small Cap Fund | Class I | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small Cap Fund | Class I | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small Cap Fund | Class I | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Small Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Diamond Hill Small Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Diamond Hill Small Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Diamond Hill Small Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Diamond Hill Small Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Diamond Hill Small Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Small Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Small Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Small Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Small Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Small Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Diamond Hill Small Cap Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Small Cap Fund | Class Y | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Diamond Hill Small Cap Fund | Class Y | First Advantage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small Cap Fund | Class Y | Allegiant Travel Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small Cap Fund | Class Y | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Small Cap Fund | Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Small Cap Fund | Class Y | Live Oak Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Small Cap Fund | Class Y | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small Cap Fund | Class Y | Ducommun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small Cap Fund | Class Y | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Small-Mid Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Diamond Hill Small-Mid Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diamond Hill Small-Mid Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill Small-Mid Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diamond Hill Small-Mid Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Diamond Hill Small-Mid Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Small-Mid Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small-Mid Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Diamond Hill Small-Mid Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Small-Mid Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Diamond Hill Small-Mid Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Diamond Hill Small-Mid Cap Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diamond Hill Small-Mid Cap Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small-Mid Cap Fund | Investor Class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diamond Hill Small-Mid Cap Fund | Investor Class | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small-Mid Cap Fund | Investor Class | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Small-Mid Cap Fund | Investor Class | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Investor Class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Diamond Hill Small-Mid Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diamond Hill Small-Mid Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill Small-Mid Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diamond Hill Small-Mid Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Diamond Hill Small-Mid Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Small-Mid Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small-Mid Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Diamond Hill Small-Mid Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Small-Mid Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Diamond Hill Small-Mid Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Diamond Hill Small-Mid Cap Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diamond Hill Small-Mid Cap Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small-Mid Cap Fund | Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diamond Hill Small-Mid Cap Fund | Class I | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Small-Mid Cap Fund | Class I | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Small-Mid Cap Fund | Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small-Mid Cap Fund | Class I | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small-Mid Cap Fund | Class I | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Small-Mid Cap Fund | Class I | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class I | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Diamond Hill Small-Mid Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill Small-Mid Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diamond Hill Small-Mid Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Small-Mid Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Small-Mid Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Diamond Hill Small-Mid Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Small-Mid Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Diamond Hill Small-Mid Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Diamond Hill Small-Mid Cap Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diamond Hill Small-Mid Cap Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Diamond Hill Small-Mid Cap Fund | Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diamond Hill Small-Mid Cap Fund | Class Y | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Small-Mid Cap Fund | Class Y | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Small-Mid Cap Fund | Class Y | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class Y | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Small-Mid Cap Fund | Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Mid Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Diamond Hill Mid Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Diamond Hill Mid Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill Mid Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Diamond Hill Mid Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Mid Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diamond Hill Mid Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Mid Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Mid Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Mid Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Mid Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Mid Cap Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Mid Cap Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Mid Cap Fund | Investor Class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Mid Cap Fund | Investor Class | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Mid Cap Fund | Investor Class | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Mid Cap Fund | Investor Class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill Mid Cap Fund | Investor Class | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Investor Class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Mid Cap Fund | Investor Class | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Mid Cap Fund | Investor Class | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Mid Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Diamond Hill Mid Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Diamond Hill Mid Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill Mid Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Diamond Hill Mid Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Mid Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diamond Hill Mid Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Mid Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Mid Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Mid Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Mid Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Mid Cap Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Mid Cap Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Mid Cap Fund | Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Mid Cap Fund | Class I | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Mid Cap Fund | Class I | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Mid Cap Fund | Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill Mid Cap Fund | Class I | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Mid Cap Fund | Class I | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Mid Cap Fund | Class I | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Mid Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Diamond Hill Mid Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Diamond Hill Mid Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill Mid Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Diamond Hill Mid Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diamond Hill Mid Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Diamond Hill Mid Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Mid Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Mid Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Mid Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Diamond Hill Mid Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Mid Cap Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Mid Cap Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Mid Cap Fund | Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Mid Cap Fund | Class Y | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Mid Cap Fund | Class Y | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Mid Cap Fund | Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill Mid Cap Fund | Class Y | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill Mid Cap Fund | Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Mid Cap Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Mid Cap Fund | Class Y | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Mid Cap Fund | Class Y | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Large Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Diamond Hill Large Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Diamond Hill Large Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Large Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Diamond Hill Large Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Large Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Diamond Hill Large Cap Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Large Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Large Cap Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Large Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diamond Hill Large Cap Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Diamond Hill Large Cap Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Large Cap Fund | Investor Class | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Large Cap Fund | Investor Class | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Large Cap Fund | Investor Class | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Investor Class | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Investor Class | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Large Cap Fund | Investor Class | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Large Cap Fund | Investor Class | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Large Cap Fund | Investor Class | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Large Cap Fund | Investor Class | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Large Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Diamond Hill Large Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Diamond Hill Large Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Large Cap Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Diamond Hill Large Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Large Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Diamond Hill Large Cap Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Large Cap Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Large Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Large Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diamond Hill Large Cap Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Diamond Hill Large Cap Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Large Cap Fund | Class I | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Large Cap Fund | Class I | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Large Cap Fund | Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Class I | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Class I | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Large Cap Fund | Class I | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Large Cap Fund | Class I | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Large Cap Fund | Class I | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Large Cap Fund | Class I | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Large Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Diamond Hill Large Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Diamond Hill Large Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Diamond Hill Large Cap Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Diamond Hill Large Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Large Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Diamond Hill Large Cap Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diamond Hill Large Cap Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Large Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Large Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Diamond Hill Large Cap Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Diamond Hill Large Cap Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Large Cap Fund | Class Y | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diamond Hill Large Cap Fund | Class Y | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill Large Cap Fund | Class Y | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Class Y | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Large Cap Fund | Class Y | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Diamond Hill Large Cap Fund | Class Y | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Large Cap Fund | Class Y | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Large Cap Fund | Class Y | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Large Cap Fund | Class Y | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diamond Hill Large Cap Concentrated Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill Large Cap Concentrated Fund | Investor Class | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Investor Class | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Large Cap Concentrated Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Diamond Hill Large Cap Concentrated Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Diamond Hill Large Cap Concentrated Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Diamond Hill Large Cap Concentrated Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Large Cap Concentrated Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Diamond Hill Large Cap Concentrated Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill Large Cap Concentrated Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Concentrated Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diamond Hill Large Cap Concentrated Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Large Cap Concentrated Fund | Class I | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Class I | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill Large Cap Concentrated Fund | Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Class I | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Large Cap Concentrated Fund | Class I | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class I | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Large Cap Concentrated Fund | Class I | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class I | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Large Cap Concentrated Fund | Class I | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Large Cap Concentrated Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Diamond Hill Large Cap Concentrated Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Diamond Hill Large Cap Concentrated Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Diamond Hill Large Cap Concentrated Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Large Cap Concentrated Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Diamond Hill Large Cap Concentrated Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diamond Hill Large Cap Concentrated Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Large Cap Concentrated Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diamond Hill Large Cap Concentrated Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Large Cap Concentrated Fund | Class Y | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Class Y | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Diamond Hill Large Cap Concentrated Fund | Class Y | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Large Cap Concentrated Fund | Class Y | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Large Cap Concentrated Fund | Class Y | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class Y | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Large Cap Concentrated Fund | Class Y | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Diamond Hill Large Cap Concentrated Fund | Class Y | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Large Cap Concentrated Fund | Class Y | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Select Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Diamond Hill Select Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Diamond Hill Select Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Select Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Diamond Hill Select Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Select Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Diamond Hill Select Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Select Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Select Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Select Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Select Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Diamond Hill Select Fund | Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Investor Class | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Select Fund | Investor Class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Select Fund | Investor Class | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Select Fund | Investor Class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Select Fund | Investor Class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Select Fund | Investor Class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Select Fund | Investor Class | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Select Fund | Investor Class | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Select Fund | Investor Class | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Diamond Hill Select Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Diamond Hill Select Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Select Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Diamond Hill Select Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Select Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Diamond Hill Select Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Select Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Select Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Select Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Select Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Diamond Hill Select Fund | Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Class I | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Select Fund | Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Select Fund | Class I | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Select Fund | Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Select Fund | Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Select Fund | Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Select Fund | Class I | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Select Fund | Class I | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Select Fund | Class I | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Diamond Hill Select Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Diamond Hill Select Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Diamond Hill Select Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Diamond Hill Select Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diamond Hill Select Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Diamond Hill Select Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Select Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Diamond Hill Select Fund | Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Select Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diamond Hill Select Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Diamond Hill Select Fund | Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Select Fund | Class Y | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Select Fund | Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Diamond Hill Select Fund | Class Y | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Select Fund | Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diamond Hill Select Fund | Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill Select Fund | Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diamond Hill Select Fund | Class Y | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diamond Hill Select Fund | Class Y | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill Select Fund | Class Y | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Diamond Hill Long-Short Fund | Investor Class | Long: Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Diamond Hill Long-Short Fund | Investor Class | Long: Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Diamond Hill Long-Short Fund | Investor Class | Long: Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Long-Short Fund | Investor Class | Long: Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Diamond Hill Long-Short Fund | Investor Class | Long: Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Diamond Hill Long-Short Fund | Investor Class | Long: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Long-Short Fund | Investor Class | Long: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Long-Short Fund | Investor Class | Long: Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Long-Short Fund | Investor Class | Long: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Diamond Hill Long-Short Fund | Investor Class | Long: Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diamond Hill Long-Short Fund | Investor Class | Long: Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Long-Short Fund | Investor Class | Long: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Long-Short Fund | Investor Class | Short: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
Diamond Hill Long-Short Fund | Investor Class | Short: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
Diamond Hill Long-Short Fund | Investor Class | Short: Financials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Diamond Hill Long-Short Fund | Investor Class | Short: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Diamond Hill Long-Short Fund | Investor Class | Short: Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Diamond Hill Long-Short Fund | Investor Class | Short: Health Care
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Long-Short Fund | Investor Class | Short: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Long-Short Fund | Investor Class | Short: Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Diamond Hill Long-Short Fund | Investor Class | Short: Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Diamond Hill Long-Short Fund | Investor Class | Short: Segregated Cash with Custodian
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Diamond Hill Long-Short Fund | Investor Class | Short: Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
Diamond Hill Long-Short Fund | Investor Class | Long: Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Long-Short Fund | Investor Class | Long: Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Long-Short Fund | Investor Class | Long: Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Long-Short Fund | Investor Class | Long: Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Long-Short Fund | Investor Class | Long: American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Long-Short Fund | Investor Class | Long: Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Long-Short Fund | Investor Class | Long: Ulta Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Long-Short Fund | Investor Class | Long: Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Long-Short Fund | Investor Class | Long: SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Long-Short Fund | Investor Class | Long: Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Long-Short Fund | Investor Class | Short: Commerce Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Investor Class | Short: Sweetgreen, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Investor Class | Short: Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Investor Class | Short: Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Diamond Hill Long-Short Fund | Investor Class | Short: GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Diamond Hill Long-Short Fund | Investor Class | Short: Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Long-Short Fund | Investor Class | Short: Doximity, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Diamond Hill Long-Short Fund | Investor Class | Short: Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Diamond Hill Long-Short Fund | Investor Class | Short: WD-40 Co.
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Diamond Hill Long-Short Fund | Investor Class | Short: International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Diamond Hill Long-Short Fund | Class I | Long: Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Diamond Hill Long-Short Fund | Class I | Long: Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Diamond Hill Long-Short Fund | Class I | Long: Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Long-Short Fund | Class I | Long: Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Diamond Hill Long-Short Fund | Class I | Long: Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Diamond Hill Long-Short Fund | Class I | Long: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Long-Short Fund | Class I | Long: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Long-Short Fund | Class I | Long: Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Long-Short Fund | Class I | Long: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Diamond Hill Long-Short Fund | Class I | Long: Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diamond Hill Long-Short Fund | Class I | Long: Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Long-Short Fund | Class I | Long: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Long-Short Fund | Class I | Short: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
Diamond Hill Long-Short Fund | Class I | Short: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
Diamond Hill Long-Short Fund | Class I | Short: Financials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Diamond Hill Long-Short Fund | Class I | Short: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Diamond Hill Long-Short Fund | Class I | Short: Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Diamond Hill Long-Short Fund | Class I | Short: Health Care
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Long-Short Fund | Class I | Short: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Long-Short Fund | Class I | Short: Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Diamond Hill Long-Short Fund | Class I | Short: Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Diamond Hill Long-Short Fund | Class I | Short: Segregated Cash with Custodian
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Diamond Hill Long-Short Fund | Class I | Short: Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
Diamond Hill Long-Short Fund | Class I | Long: Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Long-Short Fund | Class I | Long: Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Long-Short Fund | Class I | Long: Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Long-Short Fund | Class I | Long: Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Long-Short Fund | Class I | Long: American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Long-Short Fund | Class I | Long: Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Long-Short Fund | Class I | Long: Ulta Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Long-Short Fund | Class I | Long: Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Long-Short Fund | Class I | Long: SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Long-Short Fund | Class I | Long: Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Long-Short Fund | Class I | Short: Commerce Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class I | Short: Sweetgreen, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class I | Short: Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class I | Short: Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Diamond Hill Long-Short Fund | Class I | Short: GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Diamond Hill Long-Short Fund | Class I | Short: Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Long-Short Fund | Class I | Short: Doximity, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Diamond Hill Long-Short Fund | Class I | Short: Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Diamond Hill Long-Short Fund | Class I | Short: WD-40 Co.
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Diamond Hill Long-Short Fund | Class I | Short: International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Diamond Hill Long-Short Fund | Class Y | Long: Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Diamond Hill Long-Short Fund | Class Y | Long: Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Diamond Hill Long-Short Fund | Class Y | Long: Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill Long-Short Fund | Class Y | Long: Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Diamond Hill Long-Short Fund | Class Y | Long: Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Diamond Hill Long-Short Fund | Class Y | Long: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Diamond Hill Long-Short Fund | Class Y | Long: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill Long-Short Fund | Class Y | Long: Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill Long-Short Fund | Class Y | Long: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Diamond Hill Long-Short Fund | Class Y | Long: Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Diamond Hill Long-Short Fund | Class Y | Long: Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Long-Short Fund | Class Y | Long: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Long-Short Fund | Class Y | Short: Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
Diamond Hill Long-Short Fund | Class Y | Short: Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
Diamond Hill Long-Short Fund | Class Y | Short: Financials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Diamond Hill Long-Short Fund | Class Y | Short: Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Diamond Hill Long-Short Fund | Class Y | Short: Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Diamond Hill Long-Short Fund | Class Y | Short: Health Care
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Long-Short Fund | Class Y | Short: Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Diamond Hill Long-Short Fund | Class Y | Short: Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Diamond Hill Long-Short Fund | Class Y | Short: Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Diamond Hill Long-Short Fund | Class Y | Short: Segregated Cash with Custodian
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Diamond Hill Long-Short Fund | Class Y | Short: Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
Diamond Hill Long-Short Fund | Class Y | Long: Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Long-Short Fund | Class Y | Long: Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diamond Hill Long-Short Fund | Class Y | Long: Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diamond Hill Long-Short Fund | Class Y | Long: Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Long-Short Fund | Class Y | Long: American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Diamond Hill Long-Short Fund | Class Y | Long: Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diamond Hill Long-Short Fund | Class Y | Long: Ulta Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill Long-Short Fund | Class Y | Long: Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Long-Short Fund | Class Y | Long: SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diamond Hill Long-Short Fund | Class Y | Long: Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Long-Short Fund | Class Y | Short: Commerce Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diamond Hill Long-Short Fund | Class Y | Short: Sweetgreen, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class Y | Short: Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diamond Hill Long-Short Fund | Class Y | Short: Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Diamond Hill Long-Short Fund | Class Y | Short: GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Diamond Hill Long-Short Fund | Class Y | Short: Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Diamond Hill Long-Short Fund | Class Y | Short: Doximity, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Diamond Hill Long-Short Fund | Class Y | Short: Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Diamond Hill Long-Short Fund | Class Y | Short: WD-40 Co.
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Diamond Hill Long-Short Fund | Class Y | Short: International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Diamond Hill International Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diamond Hill International Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Diamond Hill International Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill International Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diamond Hill International Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill International Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Diamond Hill International Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Diamond Hill International Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill International Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill International Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill International Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Diamond Hill International Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill International Fund | Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Diamond Hill International Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Diamond Hill International Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill International Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Diamond Hill International Fund | Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Diamond Hill International Fund | Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill International Fund | Investor Class | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill International Fund | Investor Class | EXOR NV
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill International Fund | Investor Class | Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill International Fund | Investor Class | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill International Fund | Investor Class | Compass Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill International Fund | Investor Class | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Investor Class | Wal-Mart de Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Investor Class | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill International Fund | Investor Class | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill International Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diamond Hill International Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Diamond Hill International Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill International Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diamond Hill International Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill International Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Diamond Hill International Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Diamond Hill International Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill International Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill International Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill International Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Diamond Hill International Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill International Fund | Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Diamond Hill International Fund | Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Diamond Hill International Fund | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill International Fund | Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Diamond Hill International Fund | Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Diamond Hill International Fund | Class I | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill International Fund | Class I | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill International Fund | Class I | EXOR NV
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill International Fund | Class I | Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill International Fund | Class I | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill International Fund | Class I | Compass Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill International Fund | Class I | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class I | Wal-Mart de Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class I | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill International Fund | Class I | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill International Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diamond Hill International Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Diamond Hill International Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Diamond Hill International Fund | Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Diamond Hill International Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diamond Hill International Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Diamond Hill International Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Diamond Hill International Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diamond Hill International Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill International Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Diamond Hill International Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Diamond Hill International Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Diamond Hill International Fund | Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Diamond Hill International Fund | Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Diamond Hill International Fund | Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Diamond Hill International Fund | Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Diamond Hill International Fund | Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Diamond Hill International Fund | Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diamond Hill International Fund | Class Y | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diamond Hill International Fund | Class Y | EXOR NV
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Diamond Hill International Fund | Class Y | Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Diamond Hill International Fund | Class Y | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill International Fund | Class Y | Compass Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diamond Hill International Fund | Class Y | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class Y | Wal-Mart de Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diamond Hill International Fund | Class Y | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill International Fund | Class Y | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Diamond Hill Short Duration Securitized Bond Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Short Duration Securitized Bond Fund | Class I | BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Short Duration Securitized Bond Fund | Class I | MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Short Duration Securitized Bond Fund | Class I | HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class I | REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Diamond Hill Core Bond Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Core Bond Fund | Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Diamond Hill Core Bond Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Diamond Hill Core Bond Fund | Investor Class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Diamond Hill Core Bond Fund | Investor Class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Diamond Hill Core Bond Fund | Investor Class | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury STRIPS 0.625% 2/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Investor Class | FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 3.875% 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Investor Class | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Bond Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Core Bond Fund | Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Diamond Hill Core Bond Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Diamond Hill Core Bond Fund | Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Diamond Hill Core Bond Fund | Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Diamond Hill Core Bond Fund | Class I | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury STRIPS 0.625% 2/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class I | FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 3.875% 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class I | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Bond Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diamond Hill Core Bond Fund | Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Diamond Hill Core Bond Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Diamond Hill Core Bond Fund | Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Diamond Hill Core Bond Fund | Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Diamond Hill Core Bond Fund | Class Y | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury STRIPS 0.625% 2/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class Y | FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 3.875% 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Diamond Hill Core Bond Fund | Class Y | U.S. Treasury Notes 4.000% 02/15/34
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Diamond Hill Core Plus Bond Fund | Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Diamond Hill Core Plus Bond Fund | Investor Class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Diamond Hill Core Plus Bond Fund | Investor Class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diamond Hill Core Plus Bond Fund | Investor Class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Diamond Hill Core Plus Bond Fund | Investor Class | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Investor Class | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Plus Bond Fund | Investor Class | FHLMC, Series 5230, Class PE 2.000% 12/25/51
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Core Plus Bond Fund | Investor Class | FNMA, Series 2009-50, Class HZ 5.540% 02/25/49
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA, Series 2022-063, Class LM 3.500% 10/20/50
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Core Plus Bond Fund | Investor Class | GNMA, Series 2022-31, Class MS 0.000% 02/20/52
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Core Plus Bond Fund | Investor Class | FNMA, Series 2013-56, Class GZ 4.500% 08/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Plus Bond Fund | Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Diamond Hill Core Plus Bond Fund | Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Diamond Hill Core Plus Bond Fund | Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diamond Hill Core Plus Bond Fund | Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Diamond Hill Core Plus Bond Fund | Class I | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Class I | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Plus Bond Fund | Class I | FHLMC, Series 5230, Class PE 2.000% 12/25/51
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Core Plus Bond Fund | Class I | FNMA, Series 2009-50, Class HZ 5.540% 02/25/49
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Core Plus Bond Fund | Class I | GNMA, Series 2022-063, Class LM 3.500% 10/20/50
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Core Plus Bond Fund | Class I | GNMA, Series 2022-31, Class MS 0.000% 02/20/52
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Core Plus Bond Fund | Class I | FNMA, Series 2013-56, Class GZ 4.500% 08/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Plus Bond Fund | Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Diamond Hill Core Plus Bond Fund | Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Diamond Hill Core Plus Bond Fund | Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Diamond Hill Core Plus Bond Fund | Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Diamond Hill Core Plus Bond Fund | Class Y | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Diamond Hill Core Plus Bond Fund | Class Y | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Diamond Hill Core Plus Bond Fund | Class Y | FHLMC, Series 5230, Class PE 2.000% 12/25/51
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diamond Hill Core Plus Bond Fund | Class Y | FNMA, Series 2009-50, Class HZ 5.540% 02/25/49
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA, Series 2022-063, Class LM 3.500% 10/20/50
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Diamond Hill Core Plus Bond Fund | Class Y | GNMA, Series 2022-31, Class MS 0.000% 02/20/52
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diamond Hill Core Plus Bond Fund | Class Y | FNMA, Series 2013-56, Class GZ 4.500% 08/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.30%